Note 6 - Stock-based Compensation (Details Textual) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Share-based Payment Arrangement, Expense			$ 96,000	$ 904,000	$ 977,000	$ 2,647,000	$ 3,429,000	$ 3,227,000	$ 3,343,000
The 2014 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				0		51,984
Share-based Payment Arrangement, Expense			$ 0	$ 20,000	$ 68,000	$ 100,000
The 2014 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			192,436		192,436		304,991			140,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Annual Additional Shares, Percentage	1.00%						1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Additional Shares Authorizable	281,000	281,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			0		0		74,343	100,358
Share-based Payment Arrangement, Expense							$ 100,000	$ 100,000	$ 100,000